Braskem Idesa Borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	R$ 10,501,683	R$ 12,224,770
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities		67,649
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities		68,694
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities		69,530
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities		408,445
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	4,337,567	4,900,399
Twenty Twenty Sevan [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	R$ 6,164,116	R$ 6,710,053